Property, Plant and Equipment	12 Months Ended
Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Abstract]
Property, plant and equipment
8.	PROPERTY, PLANT AND EQUIPMENT

The following tables show the variations in tangible assets for the years ended December 31, 2017,2018 and 2019:

Property, plant & equipment—Variations (in thousands of euros)	As of January 1, 2017	Increase	Decrease	Reclassification	As of December 31, 2017
Gross
Buildings on non-freehold land	—	11	—	—	11
Scientific equipment	6,078	3,546	(49)	—	9,576
Fittings	988	138	—	—	1,126
Vehicles	82	61	(44)	—	99
Computer equipment	1,475	211	(12)	281	1,954
Furniture	317	40	—	—	357
In progress	—	281		(281)	—
TOTAL - Gross	8,940	4,287	(105)	—	13,123
Accumulated depreciation and impairment
Scientific equipment	(4,438)	(673)	48	—	(5,063)
Fittings	(657)	(65)	—	—	(722)
Vehicles	(29)	(17)	22	—	(24)
Computer equipment	(530)	(184)	11	—	(703)
Furniture	(276)	(9)	—	—	(285)
In progress	—	—	—	—	—
TOTAL - Depreciation and impairment	(5,930)	(949)	81	—	(6,798)
TOTAL - Net	3,010	3,338	(24)	—	6,324
8.	PROPERTY, PLANT AND EQUIPMENT (continued)

Property, plant and equipment—Variations (in thousands of euros)	As of January 1, 2018	Increase	Decrease	Reclassification	As of December 31, 2018
Gross
Buildings on non-freehold land	11	—	—	1,447	1,458
Scientific equipment	9,576	1,484	(235)	54	10,879
Fittings	1,126	443	(43)	5	1,531
Vehicles	99	—	—	—	99
Computer equipment	1,954	200	(5)	(702)	1,446
Furniture	357	8	(4)	—	361
In progress	—	805	—	(804)	—
TOTAL - Gross	13,123	2,939	(288)	—	15,774
Accumulated depreciation and impairment
Buildings on non-freehold land	—	(1)	—	—	(1)
Scientific equipment	(5,063)	(1,142)	218	—	(5,988)
Fittings	(722)	(91)	43	—	(769)
Vehicles	(24)	(21)	0	—	(45)
Computer equipment	(703)	(216)	4	—	(915)
Furniture	(285)	(11)	4	—	(292)
In progress	—	—	—	—	—
TOTAL - Depreciation and impairment	(6,798)	(1,481)	270	—	(8,010)
TOTAL - Net	6,324	1,459	(18)	—	7,764
8.	PROPERTY, PLANT AND EQUIPMENT (continued)

Property, plant and equipment - Variations	As of			Translation		As of
(in € thousands)	2018/12/31	Increase	Decrease	adjustments	Reclassification	2019/12/31
Gross
Buildings on non-freehold land	1,458	12,218	—	—	(1,447)	12,229
Scientific equipment	10,879	556	(120)	—	(54)	11,260
Fittings	1,531	66	—	—	(5)	1,592
Vehicles	99	—	—	—	—	99
Computer equipment	1,446	227	(15)	—	11	1,669
Furniture	361	31	(3)	—	—	389
In progress	0	241	(1,737)	—	1,496	—
TOTAL - Gross	15,774	13,339	(1,875)	—	—	27,238
Accumulated depreciation and impairment
Buildings on non-freehold land	(1)	(1,215)	—	—	—	(1,216)
Scientific equipment	(5,988)	(1,303)	119	—	—	(7,172)
Fittings	(769)	(105)	—	—	—	(875)
Vehicles	(45)	(21)	—	—	—	(66)
Computer equipment	(915)	(252)	12	—	—	(1,155)
Furniture	(292)	(13)	3	—	—	(303)
In progress	—	—	—	—	—	—
TOTAL - Depreciation and impairment	(8,010)	(2,909)	133	—	—	(10,785)
TOTAL - Net	7,764	10,429	(1,741)	—	—	16,453

Assets related to contracts that were classified as finance leases under IAS 17 are scientific equipment. As mentioned above, these contracts are accounted for in the same manner under IFRS 16. Their net carrying value as of December 31, 2017, 2018 and 2019 amounted to €1,895, €1,889, and €1,413 respectively.

In May 2018, Genfit signed an agreement with the lessor of its corporate headquarters to extend in 2019 the current lease, that was set to expire in 2022, for another ten years and to lease for ten years a new building to be built on the same premises. The new lease agreement is non-cancellable for a nine year period beginning in 2019.

Pursuant to the agreement, Genfit acted as agent of the lessor for the construction of the new building and is responsible for the cost of its construction.  The agreement provides that the lessor must reimburse Genfit for costs of construction up to €2.5 million. All costs incurred above €2.5 million will be assumed by Genfit.

As of December 31, 2018, the costs incurred to date by Genfit for the construction were €1.4 million and classified as property, plant and equipment in progress.  In 2019, Genfit incurred additional costs of €1.3 million.  The extension of the corporate headquarters was delivered on April 30, 2019 and the lessor reimbursed Genfit for €2.5 million for the construction costs incurred. The resulting difference of €0.3 million euros is classified as leasehold improvements and will be amortized over 10 years.

On January 1, 2019, upon adoption of IFRS 16, the right of use asset and lease liability related to the existing headquarters were recognized for an amount of €7.8 million.

In May 2019, the right of use asset and lease liability related to the new building were recognized for an amount of €2.2 million.

8.	PROPERTY, PLANT AND EQUIPMENT (continued)

GENFIT CORP signed a new lease agreement, starting from July 1, 2019, in order to accompany the growth of its activities and workforce.

In accordance with IFRS 16, the Group has chosen not to present the “right of use” separately from other assets and added them to assets of the same type as the underlying leased assets.

The right of use asset and depreciation as of December 31, 2019 in the table above are related to :

•	The line item “Building on non freehold land”, of € 11,974 and € 1,196, respectively;
•	The line item "Scientific equipment", at € 4,346 and € 2,933, respectively.